UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period:10/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2008 (Unaudited)

DWS Target 2014 Fund

	Shares	Value ($)

Common Stocks 15.6%
Consumer Discretionary 1.1%
Auto Components 0.1%
TRW Automotive Holdings Corp.*	1,500	9,480
WABCO Holdings, Inc.	300	5,511

		14,991
Hotels Restaurants & Leisure 0.3%
McDonald's Corp.	1,486	86,084
Panera Bread Co. "A"*	200	9,024

		95,108
Household Durables 0.0%
Whirlpool Corp.	300	13,995

Media 0.5%
Comcast Corp. "A"	3,400	53,584
DISH Network Corp. "A"*	321	5,053
Liberty Media Corp. - Entertainment "A"*	1,200	19,320
Morningstar, Inc.*	223	8,349
The DIRECTV Group, Inc.*	1,845	40,387
Time Warner, Inc.	3,600	36,324

		163,017
Specialty Retail 0.2%
Advance Auto Parts, Inc.	600	18,720
AnnTaylor Stores Corp.*	2,328	29,263
Best Buy Co., Inc.	700	18,767

		66,750
Textiles, Apparel & Luxury Goods 0.0%
Phillips-Van Heusen Corp.	400	9,804
Consumer Staples 2.2%
Food & Staples Retailing 0.8%
Kroger Co.	2,730	74,966
Sysco Corp.	2,862	74,984
Wal-Mart Stores, Inc.	1,874	104,588
Walgreen Co.	100	2,546

		257,084
Food Products 0.5%
Bunge Ltd.	2,600	99,866
General Mills, Inc.	500	33,870
H.J. Heinz Co.	780	34,180

		167,916
Household Products 0.5%
Procter & Gamble Co.	2,431	156,897
Personal Products 0.1%
Herbalife Ltd.	1,000	24,430
Tobacco 0.3%
Altria Group, Inc.	1,131	21,704
Philip Morris International, Inc.	2,237	97,242

		118,946
Energy 2.3%
Oil, Gas & Consumable Fuels
Apache Corp.	500	41,165
Arch Coal, Inc.	2,800	59,948
Chevron Corp.	100	7,460
Cimarex Energy Co.	1,673	67,690
ConocoPhillips	100	5,202
CONSOL Energy, Inc.	800	25,112
Encore Acquisition Co.*	1,080	33,642
ExxonMobil Corp.	1,864	138,160
Frontline Ltd.	2,000	63,600
Hess Corp.	900	54,189
Marathon Oil Corp.	1,400	40,740
Mariner Energy, Inc.*	4,426	63,690
Massey Energy Co.	1,600	36,944
Occidental Petroleum Corp.	334	18,550
Spectra Energy Corp.	600	11,598

W&T Offshore, Inc.	2,750	52,717
Walter Industries, Inc.	817	31,659
Whiting Petroleum Corp.*	400	20,796
Williams Companies, Inc.	776	16,273

		789,135
Financials 1.9%
Capital Markets 0.5%
Charles Schwab Corp.	1,630	31,165
Northern Trust Corp.	1,319	74,273
State Street Corp.	682	29,565
TD Ameritrade Holding Corp.*	700	9,303
The Goldman Sachs Group, Inc.	200	18,500

		162,806
Commercial Banks 0.6%
PNC Financial Services Group, Inc.	1,255	83,671
Wells Fargo & Co.	3,400	115,770

		199,441
Diversified Financial Services 0.3%
Bank of America Corp.	600	14,502
CME Group, Inc.	100	28,215
JPMorgan Chase & Co.	1,800	74,250

		116,967
Insurance 0.3%
Allstate Corp.	1,400	36,946
Hartford Financial Services Group, Inc.	700	7,224
Prudential Financial, Inc.	900	27,000
Unum Group	1,200	18,900

		90,070
Real Estate Investment Trusts 0.2%
AMB Property Corp. (REIT)	100	2,403
AvalonBay Communities, Inc. (REIT)	69	4,900
Equity Residential (REIT)	500	17,465
Host Hotels & Resorts, Inc. (REIT)	700	7,238
ProLogis (REIT)	200	2,800
Public Storage (REIT)	200	16,300
Simon Property Group, Inc. (REIT)	300	20,109
The Macerich Co. (REIT)	100	2,942
Vornado Realty Trust (REIT)	100	7,055

		81,212
Health Care 2.2%
Biotechnology 0.2%
Amgen, Inc.*	1,200	71,868
Health Care Equipment & Supplies 0.7%
Baxter International, Inc.	1,475	89,223
Becton, Dickinson & Co.	800	55,520
Medtronic, Inc.	1,800	72,594
Zimmer Holdings, Inc.*	700	32,501

		249,838
Health Care Providers & Services 0.3%
Aetna, Inc.	2,359	58,668
Community Health Systems, Inc.*	200	4,100
Express Scripts, Inc.*	123	7,455

LifePoint Hospitals, Inc.*	600	14,382

		84,605
Pharmaceuticals 1.0%
Bristol-Myers Squibb Co.	1,600	32,880
Eli Lilly & Co.	2,608	88,203
Johnson & Johnson	500	30,670
Merck & Co., Inc.	1,341	41,504
Pfizer, Inc.	7,878	139,519

		332,776
Industrials 2.0%
Aerospace & Defense 0.7%
General Dynamics Corp.	1,500	90,480
Honeywell International, Inc.	1,600	48,720
L-3 Communications Holdings, Inc.	1,000	81,170
Lockheed Martin Corp.	200	17,010

		237,380
Airlines 0.2%
Southwest Airlines Co.	7,018	82,672
Commercial Services & Supplies 0.2%
The Brink's Co.	1,227	59,497
Electrical Equipment 0.1%
Emerson Electric Co.	800	26,184
Industrial Conglomerates 0.1%
General Electric Co.	1,602	31,255
Machinery 0.3%
Cummins, Inc.	1,800	46,530
Flowserve Corp.	136	7,741
Gardner Denver, Inc.*	782	20,035
Manitowoc Co., Inc.	4,000	39,360

		113,666
Road & Rail 0.2%
Ryder System, Inc.	1,355	53,685
Trading Companies & Distributors 0.2%
United Rentals, Inc.*	5,352	54,858
Information Technology 2.5%
Computers & Peripherals 1.0%
Apple, Inc.*	100	10,759
Hewlett-Packard Co.	3,446	131,913
International Business Machines Corp.	1,018	94,643
Lexmark International, Inc. "A"*	236	6,096
QLogic Corp.*	2,000	24,040
Western Digital Corp.*	4,912	81,048

		348,499
Electronic Equipment, Instruments & Components 0.3%
Avnet, Inc.*	1,900	31,806
Jabil Circuit, Inc.	5,802	48,795

		80,601
Internet Software & Services 0.3%
eBay, Inc.*	1,163	17,759
Google, Inc. "A"*	220	79,059

		96,818

IT Services 0.3%
MasterCard, Inc. "A"	100	14,782
Visa, Inc. "A"	1,700	94,095

		108,877
Semiconductors & Semiconductor Equipment 0.1%
Fairchild Semiconductor International, Inc.*	1,600	9,088
MEMC Electronic Materials, Inc.*	200	3,676

		12,764
Software 0.5%
Microsoft Corp.	7,602	169,753
Symantec Corp.*	680	8,554

		178,307
Materials 0.5%
Chemicals
Ashland, Inc.	500	11,295
CF Industries Holdings, Inc.	1,100	70,609
Terra Industries, Inc.	3,322	73,051
The Mosaic Co.	600	23,646

		178,601
Telecommunication Services 0.4%
Diversified Telecommunication Services
AT&T, Inc.	604	16,169
Verizon Communications, Inc.	3,795	112,598
Windstream Corp.	2,700	20,277

		149,044
Utilities 0.5%
Electric Utilities 0.3%
American Electric Power Co., Inc.	700	22,841
Edison International	2,280	81,145

		103,986
Multi-Utilities 0.2%
Dominion Resources, Inc.	400	14,512
Sempra Energy	1,000	42,590

		57,102

Total Common Stocks (Cost $6,362,699)		5,241,452
	Principal Amount ($)	Value ($)

Government & Agency Obligation 83.5%
US Treasury Obligation
US Treasury STRIPS, 4.475% **, 11/15/2014 (Cost $26,119,241)	34,125,000	28,074,740
	Shares	Value ($)

Cash Equivalents 0.7%
Cash Management QP Trust, 2.30% (a) (Cost $221,028)	221,028	221,028

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $32,702,968) †	99.8	33,537,220
Other Assets and Liabilities, Net	0.2	72,788

Net Assets	100.0	33,610,008

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $32,761,400. At October 31, 2008, net unrealized appreciation for all securities based on tax cost was $775,820. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,144,577 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,368,757.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 5,462,480
Level 2	28,074,740
Level 3	-
Total	$ 33,537,220

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS  157"), effective at the beginning of the Fund’s fiscal year. FAS  157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DWS Core Plus Allocation Fund, a series of DWS Equity Trust

DWS Large Company Growth Fund, a series of DWS Investment Trust

DWS Money Market Prime Series, a series of DWS Money Funds

DWS Target 2010 Fund, a series of DWS Target Fund

DWS Target 2011 Fund, a series of DWS Target Fund

DWS Target 2012 Fund, a series of DWS Target Fund

DWS Target 2013 Fund, a series of DWS Target Fund

DWS Target 2014 Fund, a series of DWS Target Fund

DWS Equity Income Fund, a series of DWS Value Equity Trust

DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 19, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        December 19, 2008